STOCKHOLDERS' EQUITY (DEFICIT)	12 Months Ended
Jan. 31, 2014
STOCKHOLDERS' EQUITY (DEFICIT)
STOCKHOLDERS' EQUITY (DEFICIT)

Note 7 – Stockholders’ Deficit

Shares authorized

Upon formation the total number of shares of common stock which the Company is authorized to issue is Fifty Million (50,000,000) shares, par value $0.001 per share.

On March 9, 2012 the Board of Directors and the consenting stockholders adopted and approved a resolution to effectuate an amendment to the Company’s Articles of Incorporation to (i) increase the number of shares of authorized common stock from 50,000,000 to 300,000,000; (ii) create 25,000,000 shares of "blank check" preferred stock with a par value of $0.0001 per share and (iii) decrease the par value of common stock from $0.001 per share to $0.0001 per share.

Common stock

On April 8, 2013, concurrent with the closing of the reverse merger, the Company closed a private placement of 2,000,000 shares at $0.25 per share for an aggregate of $500,000 in subscription receivable, $250,000 of which was received upon closing of the private placement while the remaining $250,000 was received on May 24, 2013 and May 28, 2013.

Immediately after the reverse merger and the private placement the Company had 71,000,000 issued and outstanding common shares.

The Company has entered into lock up agreements with each of Messrs. Martin and Oliver in regards to the aggregate of 3,000,000 shares of the common stock that each hold (the “Lock Up Agreements”). Pursuant to the terms of the Lock Up Agreements, in regards to their respective 3,000,000 shares of common stock, 1,000,000 shares have been released concurrent with the closing of the Transaction, and 1,000,000 shares shall be released on each anniversary thereafter.

On April 19, 2013, the Company cancelled 6,000,000 shares, in the aggregate, of the Company's common stock that was held by two former shareholders.

On April 19, 2013, the Company entered into a purchase agreement (the "Agreement") with Monfort Ventures Ltd. ("Monfort"), pursuant to which the Company acquired title to certain unpatented pacer mining claims located in Custer County, Idaho (the "Property") upon issuance of 3,000,000 shares of its common stock to Monfort (the "Shares").

On May 13, 2013, the Company entered into a Restricted Stock Award Agreement (the  "Agreement")  with Joseph P. Galda,  pursuant to which Mr. Galda was granted 750,000 shares of restricted common stock of the Company (the "Restricted Shares") in consideration for services to be rendered to the Company by Mr. Galda as a director of the Company. The Restricted Shares will vest over a three (3) year period at the rate of 62,500 shares of common stock per quarter, with the first portion of the Restricted Shares vesting on June 30, 2013 and all the Restricted Shares vesting by March 31, 2016. Under the Agreement, all unvested Restricted Shares shall vest upon a "change in control," as defined in the Agreement.  According to the Agreement, the vesting of the Restricted Shares is subject to Mr. Galda's continuous service to the Company as a director.  In the event that the Board of Directors of the Company determines that Mr. Galda has committed certain acts of misconduct, Mr. Galda will not be entitled to the Restricted Shares. Mr. Galda also made certain representations to the Company in connection with the  restricted  stock award, including  representations  relating to this ability to bear economic risk, the  sufficiency  of  information  received,  his level of sophistication  in financial and business matters, and his purpose for acquiring the Restricted Shares.  These shares were valued at $0.81 per share, the close price on the date of grant, or $607,500 and were amortized over the vesting period, or $50,625 per quarter which was included in Officer/Directors’ compensation. For the fiscal year ended January 31, 2014 the Company recognized $151,875 in equity based compensation under this Agreement.

On January 17, 2014 the Company entered into an Agreement with Carmel Advisors LLC to provide public relations, communications, advisory and consulting services for a period of twelve (12) months, and be compensated for those services rendered by the issuance of 2,000,000 restricted 144 shares of the Company’s common stock, and that when issued in accordance with the Agreement, such shares are earned ratably over the term of the agreement and the unearned shares are forfeitable in the event of non-performance by Carmel Advisor or terminated by the Company. As of January 31, 2014 the 2,000,000 shares were issued in satisfaction of the terms of the Agreement. These shares were valued at $0.09 per share, the close price on the date of grant, or $180,000, and will be amortized over the twelve (12) month period, or $15,000 per month which will be included in general and administration: advertising and promotion expenses. For the fiscal year ended January 31, 2014 the Company recognized $7,500 in Advertising and Promotion expenses under this Agreement.

On January 31, 2014 the Restricted Stock Award Agreement with Joseph P. Galda was amended and restated with the effect that the first vesting of the Restricted Shares in the amount of 250,000 shares will take place on April 30, 2014. All other provisions of the Agreement remain unchanged and in force.

On January 31, 2013, the Company entered into a Restricted Stock Award Agreement (the  "Agreement")  with David Bikerman,  pursuant to which Mr. Bikerman was granted 750,000 shares of restricted common stock of the Company (the "Restricted Shares") in consideration for services to be rendered to the Company by Mr. Bikerman as a director of the Company. The Restricted Shares will vest over a three (3) year period at the rate of 62,500 shares of common stock per quarter, with the first 187,500 of the Restricted Shares vesting on April 30, 2014 and all the Restricted Shares vesting by June 30, 2016. Under the Agreement, all unvested Restricted Shares shall vest upon a "change in control," as defined in the Agreement.  According to the Agreement, the vesting of the Restricted Shares is subject to Mr. Bikerman's continuous service to the Company as a director.  In the event that the Board of Directors of the Company determines that Mr. Bikerman has committed certain acts of misconduct, Mr. Bikerman will not be entitled to the Restricted  Shares. Mr. Bikerman also made certain representations to the Company in connection with the  restricted  stock award, including  representations  relating to this ability to bear economic risk, the  sufficiency  of  information  received,  his level of sophistication  in financial and business matters, and his purpose for acquiring the Restricted Shares.  These shares were valued at $0.075 per share, the close price on the date of grant, or $56,250 and will be amortized over the vesting period, or $4,687.50 per quarter which will be included in officer/directors’ compensation. For the fiscal year ended January 31, 2014 the Company recognized $Nil in equity based compensation under this Agreement.

On January 31, 2014 the Company entered into a letter agreement (the “Letter Agreement”) with Crescendo Communications, LLC (“Crescendo”) whereby Crescendo has agreed to accept shares of common stock of the Company as partial payment of fees owed, and that when issued pursuant to the Letter Agreement, such shares shall be fully paid and non-assessable by the Company. For the fiscal year ended January 31, 2014, in satisfaction of the payment of $3,500 for fees owed, 42,799 restricted 144 shares were issued.